Prepaid expenses and deposits (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current:
Prepaid insurance and deposits	1,076	2,075
Prepaid lease payments	880	1,771
Prepaid interest	196	352
Prepaid expenses and deposits	2,152	4,198
Long term:
Prepaid lease payments (note 12(a))	1,274	97